Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2018	$ 146	$ 2,681,048	$ (1,531,326)	$ (7,753)	$ 1,142,115
Balance (in Shares) at Dec. 31, 2018	53,881
Issuance of shares in connection with stock-based compensation plans	$ 2	5,282			5,284
Issuance of shares in connection with stock-based compensation plans (in Shares)	560
Stock-based compensation		20,564			20,564
Comprehensive loss			(10,849)	37	(10,812)
Balance at Dec. 31, 2019	$ 148	2,706,894	(1,542,175)	(7,716)	1,157,151
Balance (in Shares) at Dec. 31, 2019	54,441
Issuance of shares in connection with stock-based compensation plans	$ 2	226			228
Issuance of shares in connection with stock-based compensation plans (in Shares)	688
Issuance of shares as part of the Origin acquisition	$ 5	26,631			26,636
Issuance of shares as part of the Origin acquisition (in Shares)	1,488
Stock-based compensation		20,204			20,204
Comprehensive loss			(443,721)	(1,130)	(444,851)
Balance at Dec. 31, 2020	$ 155	2,753,955	(1,985,896)	(8,846)	759,368
Balance (in Shares) at Dec. 31, 2020	56,617
Issuance of shares in connection with stock-based compensation plans	$ 3	8,052			8,055
Issuance of shares in connection with stock-based compensation plans (in Shares)	1,129
Public offering of ordinary shares, net	$ 24	218,826			218,850
Public offering of ordinary shares, net (in Shares)	7,931
Other items		444			444
Reduction of redeemable non-controlling interest		227			227
Stock-based compensation		30,977			30,977
Comprehensive loss			(61,982)	75	(61,907)
Balance at Dec. 31, 2021	$ 182	$ 3,012,481	$ (2,047,878)	$ (8,771)	$ 956,014
Balance (in Shares) at Dec. 31, 2021	65,677